Angel Oak Mortgage Trust 2022-5 ABS-15G

Exhibit 99.23

Exception Level
Run Date -6/13/2022
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
GHDHXTE04TJ	2022050380			Credit	Credit	Resolved	Resolved	GHDHXTE04TJ-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The following deposits into xxxx #XXX are greater than XXX% the borrowers’ gross earnings and have not been sourced as required: xxxx $XXX (p.XXX),xxxxXXX (p.XXX),xxxx $XXX (It is to be noted, this is just seven days prior to the EMD withdrawal).			xxxx: Resolved. lender provided explanation stating deposits not required to be sourced. Assets are required to be sourced, but applicant has enough reserves minus deposit mentioned in finding	xxxx: Resolved. lender provided explanation stating deposits not required to be sourced. Assets are required to be sourced, but applicant has enough reserves minus deposit mentioned in finding
GHDHXTE04TJ	2022050380			Credit	Credit	Waived	Waived	GHDHXTE04TJ-0BLBZVJN	Credit	* Missing Documentation (Lvl W)	#XXX is a joint account with XXX and the loan file does not contain an access letter for the account.	Reserves XXX Credit Score is XXX points greater than the minimum of XXX for Bank Statement, Primary purchase transactions. 84 mo Reserves is 78 months greater than the 6 month minimum reserves		xxxx Lender acknowledged missing access letter. The account is joint with borrower listed as primary. Borrower maintains individual account with same bank. Waiver requested for non-material documentation is accepted with compensating factors.	xxxx Lender acknowledged missing access letter. The account is joint with borrower listed as primary. Borrower maintains individual account with same bank. Waiver requested for non-material documentation is accepted with compensating factors.
0XC0JB1V4HB	2022050081			Valuation	ValuationWaterfall	Resolved	Resolved	0XC0JB1V4HB-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	5.0 CU score per the UCDP report; guidelines require an appraisal review if CU score is > 2.5. No appraisal review in file.			xxxx Resolved: Lender provided supporting Desk Review	xxxx Resolved: Lender provided supporting Desk Review
TSXRIIXABKV	2022050382	Credit	Income	Resolved	Resolved	TSXRIIXABKV-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	According to the SC Secretary of State for XXX (p.XXX) the business has only been in effect since XXX and the IN Secretary of State (p.XXX) since XXXX which is less than two years at the time of the Note.	xxxx: Remains. The documentation that has been provided for business XXX does not match. SC Secretary of State shows the effect date of XXX, the IN Secretary of State shows xxxx and the CPA letter confirms over 5 years self-employed. Please provide accredited site verifying the borrowers business effective date confirms to be over 5 years.
xxxx: Remains. Lender provided documenation for business XXX owner by the borrower which does not match XXX income used for loan. XXX shows the effect date of XXX. Please provide accredited site verifying the borrowers business effective date confirms to be over 5 years.
xxxx Resolved: Lender provided additional CPA letter validating relationship of the two businesses (XXX xxxx Company and xxxx 1-12. Also validates that XXX was previously run as a sole proprietorship for over 5 years and is currently registered with XXX as 99% owner and xxxx as 1 % owner.
xxxx: Remains. The documentation that has been provided for business XXX does not match. SC Secretary of State shows the effect date ofxxxxthe IN Secretary of State shows xxxx and the CPA letter confirms over 5 years self-employed. Please provide accredited site verifying the borrowers business effective date confirms to be over 5 years.
xxxx: Remains. Lender provided documenation for business XXX owner by the borrower which does not match XXX income used for loan. SC Secretary of State shows the effect date of xxxx. Please provide accredited site verifying the borrowers business effective date confirms to be over 5 years.
xxxx Resolved: Lender provided additional CPA letter validating relationship of the two businesses (xxxx 1-12. Also validates that XXX was previously run as a sole proprietorship for over 5 years and is currently registered with xxxx as 99% owner and xxxx as 1 % owner.

TSXRIIXABKV	2022050382			Credit	Credit	Resolved	Resolved	TSXRIIXABKV-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The other investment property located at XXX is included in the DTI at origination and audit. The mortgage statements (p.XXX & XXX) show only the non-borrowing spouse; however, there is no copy of the Note to verify the borrower is not on it. Missing either the Note for this property to verify the borrower is not on the mortgage or 12 months canceled checks verifying timely payments as it does not report on the borrowers credit report.			xxxx: Resolved. XXX. Mortgage Statement for property XXX. is in file showing the non-borrower (spouse) name on the statement, which is sufficient information supporting that the borrower is not responsible for this property.	xxxx: Resolved. XXX. Mortgage Statement for property XXX is in file showing the non-borrower (spouse) name on the statement, which is sufficient information supporting that the borrower is not responsible for this property.
TSXRIIXABKV	2022050382	Compliance	Compliance	Waived	Waived	TSXRIIXABKV-X3AM5KS9	ComplianceEase State Regulations Test Incomplete	* ComplianceEase State Regulations Test Incomplete (Lvl W)	This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if
											the additional conditions are met.			Lender acknowledged	Lender acknowledged
W44KTX5A0YA	2022050084			Credit	Doc Issue	Resolved	Resolved	W44KTX5A0YA-03ELN9DK	Note data is missing or inaccurate	* Note data is missing or inaccurate (Lvl R)	Missing page 2 of the Note.			xxxx: Cleared. Full copy of note received.	xxxx: Cleared. Full copy of note received.
PH2UQFCLZ21	2022050085			Valuation	ValuationWaterfall	Resolved	Resolved	PH2UQFCLZ21-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Appraisal value supported by AVM with a -XXX% variance.			Appraisal value supported by AVM with a XXX% variance	Appraisal value supported by AVM with a -4.476% variance
YVE00LITEZC	2022050086			Valuation	Value	Waived	Waived	YVE00LITEZC-K0LQ7SI2	Property value and predominant value vary by more	* Property value and predominant value vary by more than 50% (Lvl W)	Predominat value $XXX per appraisal, Subject is typical for the area.				xxxx Non-material- Value supported by CU score 2.1
JRWGHO5JU2Y	2022050087			Valuation	Doc Issue	Resolved	Resolved	JRWGHO5JU2Y-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU or LCA Risk score documented in the file.			xxxx Supporting desk review provided.	xxxx Supporting desk review provided.
JRWGHO5JU2Y	2022050087			Valuation	ValuationWaterfall	Resolved	Resolved	JRWGHO5JU2Y-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	No issue. Loan file contains a full appraisal that support the subject property value.			xxxx Resplved: Supporting desk review provided.	xxxx Resolved: Supporting desk review provided.
UA2NUKC224Y	2022050090			Valuation	ValuationWaterfall	Resolved	Resolved	UA2NUKC224Y-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Appraised value supported by AVM in file.			Appraised value supported by AVM in file.	Appraised value supported by AVM in file.
ZWKJQL320RV	2022050092			Valuation	ValuationWaterfall	Resolved	Resolved	ZWKJQL320RV-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The Appraisal Review Process requires a secondary appraisal product to support the appraised value for the transaction. Acceptable review products include AVM’s, enhanced desk reviews, field reviews, FNMA Collateral Underwriter (CU) with a score of ≤ 2.5. The required documentation is missing.			xxxx Resolved: Supporting AVM provided	xxxx Resolved: Supporting AVM provided
ZWKJQL320RV	2022050092	Credit	Guidelines	Waived	Waived	ZWKJQL320RV-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl W)	The file has two gift letters for $XXX and $XXX but proof of receipt of the gift funds is missing.	High Asset Reserves: XXX Months PITI Reserves post close High Disposable Income: $XXX per month Min FICO XXX, B1 FICO XXX (Qualifying), B2 XXX (53 point > Minimum) S/E B1=2 years, B2=3.6 Years	xxxx: Not cleared. received the copy of the $XXX gift straight to title agent. The $XXX gift validation was identified with a check for $XXX with not validation of who it was given by or what account it was drawn from.

11.19.2021 Lender provided U/W commentary:The XXX check for XXX was drawn on the same institution as our borrower’s asset accounts in the file, XXX. These are gift funds since the gift letters indicate gift funds would be ‘wired’ to title (not a XXX check). These appear to be funds provided by buyer from one of his accounts.

11.24.2021 Lender confirmed the check was provided from borrower, not wired separately. Gift letter in file.

12.20.2021 Downgraded to EV2 with compensating factors.

Compensating Factors:
High Asset Reserves: XXX Months PITI Reserves post close
High Disposable Income: $XXX per month
Min FICO XXX, B1 FICO XXX (Qualifying), B2 XXX (53 point > Minimum)
S/E B1=2 years, B2=3.6 Years	xxxx: Not cleared. received the copy of the $XXX gift straight to title agent. The $XXX gift validation was identified with a check for $XXX with not validation of who it was given by or what account it was drawn from.

11.19.2021 Lender provided U/W commentary:The XXX check for XXX was drawn on the same institution as our borrower’s asset accounts in the file, Summit Credit Union. These are gift funds since the gift letters indicate gift funds would be ‘wired’ to title (not a cashier’s check). These appear to be funds provided by buyer from one of his accounts.

11.24.2021 Lender confirmed the check was provided from borrower, not wired separately. Gift letter in file.

12.20.2021 Downgraded to EV2 with compensating factors.

Compensating Factors:
High Asset Reserves:  XXX Months PITI Reserves post close
High Disposable Income: $XXX per month
Min FICO XXX, B1 FICO XXX (Qualifying), B2 XXX (53 point > Minimum)
															S/E B1=2 years, B2=3.6 Years
SWSPRCCTWQG	2022050093			Valuation	ValuationWaterfall	Waived	Waived	SWSPRCCTWQG-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl W)	Appraisal has a CU score of 3.6, missing subsequent AVM or Desk review.			xxxx Resolved: File contains verification of R&W with and LCA score of 1.	xxxx Resolved: File contains verification of R&W with and LCA score of 1.
JXYMTSNXWLG	2022050094	Credit	Credit	Waived	Waived	JXYMTSNXWLG-0BLBZVJN	Credit	* Missing Documentation (Lvl W)	Guidelines require the mortgage housing history to be no more than 1x30 in the prior 12 months. However, the payment history for the prior mortgage with XXX paid offxxxx and the three XXX loans were not verified.	(XXX%) LTV is below the maximum (XXX%) LTV by (XXX%)
DTI is (XXX% ) below maximum DTI of (XXX%).
(XXX) Representative credit score exceeds the minimum required credit score of (XXX) by (138) Points.
$XXX monthly disposable income
xxxx: Not Cleared. the request was for the full 12 months mortgage history on the previous mortgage held on the primary residence on Indian creek with First Commercial. This mortgage is not reporting on credit. What was received is the payoff with 0/00 late charges in the demand statement. This is not a 12 month history on the primary residence.
xxxx Lender provided Exception for the 12-month mortgage history on primary residence of 25 years. Not reported on credit bureau. Final statement was provided, and loan was paid off with no late charges reported. Lender acknowledged waiver with compensating factors.	xxxx: Not Cleared. the request was for the full 12 months mortgage history on the previous mortgage held on the primary residence on Indian creek with First Commercial. This mortgage is not reporting on credit. What was received is the payoff with 0/00 late charges in the demand statement. This is not a 12 month history on the primary residence.
															xxxx Lender provided Exception for the 12-month mortgage history on primary residence of 25 years. Not reported on credit bureau. Final statement was provided, and loan was paid off with no late charges reported. Lender acknowledged waiver with compensating factors.
VFDASJYXOBH	2022050096			Credit	Credit	Resolved	Resolved	VFDASJYXOBH-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	DSCR score of XXX, which is below the score required of 1.			xxxx: Exception resolved, Minimum DSCR of 1.0 was not required	xxxx: Exception resolved, Minimum DSCR of 1.0 was not required
VFDASJYXOBH	2022050096			Credit	Doc Issue	Resolved	Resolved	VFDASJYXOBH-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title Commitment in the file shows the policy coverage of $XXX, which is below the loan amount of $XXX.			xxxx: Exception satisfied, evidence of adequate coverage provided.	xxxx: Exception satisfied, evidence of adequate coverage provided.
CYOD4MBYS24	2022050097			Credit	Doc Issue	Waived	Waived	CYOD4MBYS24-IZYSM7OP	Notice of Servicing Transfer missing or unexecuted	* Notice of Servicing Transfer missing or unexecuted (Lvl W)	The Servicing Information was not disclosed to the consumer on the initial or any LEs			xxxx Lender Acknowledged non- material finding	xxxx Lender Acknowledged non- material finding
4XPDIGCVY4Y	2022050098	Credit	Eligibility	Resolved	Resolved	4XPDIGCVY4Y-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Maximum allowed LTV for the DSCR program is XXX%, subject loan LTV is XXX%, exceeding the maximum by XXX%.	Underwriter Feedback:
													Per the 5/20 matrix, XXX% LTV is allowed with a XXX+ credit score (borrower has a XXX credit score). This is a SFR purchase with a DSCR greater than 1.0, so there are no LTV reductions. The borrower qualifies up to XXX% per the matrix.	xxxx: Cleared, documentation provided.	xxxx: Cleared, documentation provided.
4XPDIGCVY4Y	2022050098	Credit	Credit	Resolved	Resolved	4XPDIGCVY4Y-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Maximum allowed LTV for the DSCR program is XXX%, subject loan LTV is XXX%, exceeding the maximum by XXX%.	Underwriter Feedback:
													Per the 5/20 matrix, XXX% LTV is allowed with a XXX+ credit score (borrower has a XXX credit score). This is a SFR purchase with a DSCR greater than 1.0, so there are no LTV reductions. The borrower qualifies up to 80% per the matrix.	xxxx: Cleared, documentation provided.	xxxx: Cleared, documentation provided.
5XQSQGDIEOH	2022050099	Credit	Eligibility	Resolved	Resolved	5XQSQGDIEOH-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl R)	Minimum required credit score for a 12 month bank statement loan with a XXX% LTV is XXX, borrowers median credit score is XXX. Exception received dated XXX for: Minimum required credit score for a 12 month bank statement loan with a XXX% LTV of XXX borrowers score is XXX. the following comp factors are listed. DTI of XXX%, 20 months reserves and $XXX in residual income.	DTI Ratio of XXX% is less than the XXX% maximum by XXX%
High Asset Reserves - 20 months piti in reserves is greater than 6 months PITI reserves by 14 Months
												High Residual Income of $XXX is greater than the minimum of $XXX by $XXX		xxxx: Resolved: Exception received dated xxxx for: Minimum required credit score for a 12 month bank statement loan with a XXX% LTV of XXX borrowers score is XXX. the following comp factors are listed. DTI of XXX%, 20 months reserves and $XXX in residual income.	xxxx: Resolved: Exception received dated xxxx for: Minimum required credit score for a 12 month bank statement loan with a XXX % LTV of XCC borrowers score is XXX. the following comp factors are listed. DTI of XXX%, 20 months reserves and $xxx in residual income.
5XQSQGDIEOH	2022050099			Credit	Doc Issue	Resolved	Resolved	5XQSQGDIEOH-03ELN9DK	Note data is missing or inaccurate	* Note data is missing or inaccurate (Lvl R)	Missing page 2 of the Note in the file.			xxxx: Cleared. Documents requested received.	xxxx: Cleared. Documents requested received.
WGGQJJJ1VBW	2022050101			Valuation	ValuationWaterfall	Resolved	Resolved	WGGQJJJ1VBW-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		Received Clear Capital Desk Review with 0 variance	Finding Resolved	Finding Resolved
WGGQJJJ1VBW	2022050101			Credit	Doc Issue	Resolved	Resolved	WGGQJJJ1VBW-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment in the file shows the proposed coverage amount of $XXX, which is below the loan amount of $XXX. No evidence of final title provided in the file.			xxxx Cleared.	xxxx Cleared.
WGGQJJJ1VBW	2022050101			Compliance	Compliance	Waived	Waived	WGGQJJJ1VBW-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl W)	The loan failed the Revised Closing Disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ). A Loan Product Change required a revised Closing Disclosure. The Revised CD issued on XXX was not received by the borrower at least three business days prior to the Consummation Date, XXX. Lender Cured violation with a lender credit to cover fee increase on final CD.			xxxx Lender acknowledged non material finding.	xxxx Lender acknowledged non material finding.
A1S1WSHTQMB	2022050106			Credit	Doc Issue	Resolved	Resolved	A1S1WSHTQMB-7XL1EDMH	Required Affiliated Business Disclosure missing/un	* Required Affiliated Business Disclosure missing/unexecuted (Lvl R)	Affiliated Business Disclosure missing			xxxx Disclosure Tracking Provided	xxxx Disclosure Tracking Provided
WQWYQSG4TP5	2022050107			Credit	Doc Issue	Resolved	Resolved	WQWYQSG4TP5-7XL1EDMH	Required Affiliated Business Disclosure missing/un	* Required Affiliated Business Disclosure missing/unexecuted (Lvl R)	Affiliated Business Disclosure missing			xxxx Disclosure Tracking provided	xxxx Disclosure Tracking provided
WQWYQSG4TP5	2022050107			Compliance	Compliance	Resolved	Resolved	WQWYQSG4TP5-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	"The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Although the fee was added to the “Paid by Others” column, auditor is unable to determine if the creditor increased its credit to cover the violation because the amount was not listed with the designation of (L) indicating that the creditor paid for the item. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure in the amount of $ XXX A cost to cure in the amount XXX is required."			xxxx Resolved: Lender provided validation of cure at closing.	xxxx Resolved: Lender provided validation of cure at closing.
WQWYQSG4TP5	2022050107			Valuation	ValuationWaterfall	Resolved	Resolved	WQWYQSG4TP5-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	* Appraised value not supported. Form Type and CU Score (Lvl R)			xxxx Resolved: Supporting AVM Provided with -XXX%	xxxx Resolved: Supporting AVM Provided with -XXX%
WQWYQSG4TP5	2022050107	Credit	Guidelines	Waived	Waived	WQWYQSG4TP5-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl W)	The file contains an account activity report dated XXX reflecting a transfer deposit of $XXX from account #XXX. However, the most recent account statement for account #XXX endingxxxx reflects a balance of $XXX, the source of funds for the large deposit was not provided. Exception received dated XXX for documentation for support of transfer from business to personal account not met. Compensating Factors listed were 6 months reserves, $XXX in residual income and W2 verified income.	High Residual Income - residual is $XXX monthly High Asset Reserves - $XXX in verified reserves	xxxx Exception provided and reviewed. Condition EV2
The Bwr had a Total of Funds:
XXX Acct #XXX dated xxxx = $XXX
XXX acct #XXX dated xxxx= $XXX
XXX acct #XXX xxxx = $XXX
= $XXX
Funds to close = $XXX
$XXX -$XXX = $XXX
PITI XXX x 6 months = $XXX
$XXX - reserves $XXX = $XXX remaining	xxxx Exception provided and reviewed. Condition EV2
The Bwr had a Total of Funds:
XXX Acct #XXX dated xxxx = $XXX
XXX acct #XXX dated xxxx= $XXX
XXX acct #XXX xxxx = $XXX
= $XXX
Funds to close = $XXX
$XXX -$XXX = $XXX
PITI XXX x 6 months = $XXX
															$XXX - reserves $XXX = $XXX remaining
HYUGYE4KH2W	2022050369	Compliance	Compliance	Resolved	Resolved	HYUGYE4KH2W-JYMKHVRX	ComplianceEase State/Local Predatory Test Failed	* ComplianceEase State/Local Predatory Test Failed (Lvl R)	This loan failed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Jan. 2018) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 2% of the original principal amount. The following fees are included in the calculation: Credit Report Fee paid by the Borrower: $XXX, Document Preparation Fee paid by Borrower: $XXX, Mortgage Broker Fee paid by the Borrower: $XXX Points- Loan Discount Fee paid by Borrower: XXX, Processing Fee paid by Borrower: $XXX, Recording Fee paid by Borrower:$XXX, Settlement or Closing Fee paid by Borrower: $XXX, Title- Copy or Fax Fee paid by Borrower: $XXX, Title- E Recording Fee paid by Borrower:$XXX, Title - Tax Certification Fee paid by Borrower: $XXX, Title- TX Guarantee Fee paid by Borrower: $XXX, Title Courier Fee paid by Borrower: $XXX.	xxxx Received the LOE, updated PCCD, copy of refund check for $XXX and mailing label.	xxxxemains. The documentation provided does not state whether or not the points are bonafide and excludable. The document was a lock adjustment sheet.

xxxx Cleared. Received the LOE, updated PCCD, copy of refund check for $XXX and mailing label. This is sufficient to clear the finding.	xxxxemains. The documentation provided does not state whether or not the points are bonafide and excludable. The document was a lock adjustment sheet.

															xxxx Cleared. Received the LOE, updated PCCD, copy of refund check for $XXX and mailing label. This is sufficient to clear the finding.
HYUGYE4KH2W	2022050369	Credit	Credit	Resolved	Resolved	HYUGYE4KH2W-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Per lender guidelines section 16.8, Income disclosed on the initial signed application should be reviewed. If income calculated is significantly higher than income states on the 1003, the underwriter should request an explanation from the borrower to determine acceptability of the income. The initial loan application (p.49) does not reflect any stated income; however, this was not addressed as required.	xxxx: Remain- Per the guidelines an explanation is required when income is significantly higher (initial 1003 shows $0.00 for business Kim Roulias Realty and the final 1003 shows the total of $XXX) than the income stated on the Final 1003. An explanation is needed from the borrower.
xxxx: Remains. Received rebuttal that states the income is 0 for the business but the final 1003 shows the total of $XXX. An explanation is needed from the borrower.xxxx: resolved Income on initial 1003 was missing, not stated as $XXX.	xxxx: Remain- Per the guidelines an explanation is required when income is significantly higher (initial 1003 shows $XXX for business Kim Roulias Realty and the final 1003 shows the total of $XXX) than the income stated on the Final 1003. An explanation is needed from the borrower.
															xxxx: Remains. Received rebuttal that states the income is 0 for the business but the final 1003 shows the total of $XXX. An explanation is needed from the borrower.xxxx: resolved Income on initial 1003 was missing, not stated as $0.
HYUGYE4KH2W	2022050369			Valuation	Value	Resolved	Resolved	HYUGYE4KH2W-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal (p.3 of 6) states “At the time of the inspection, the subject property (did or did not) appear to be adversely affected by the event declared a major disaster of the state of Texas (xxxx. Although this is eight months prior to the transaction, if the appraiser is going to address, it should be addressed properly. Did it or did it not adversely affect the property?			xxxx: resolved. Lender provided post disaster inspection stating no damage to property.	xxxx: resolved. Lender provided post disaster inspection stating no damage to property.
ZQPVD05S0SA	2022050370			Valuation	ValuationWaterfall	Waived	Waived	ZQPVD05S0SA-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl W)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.			xxxx Resolved: File contains verification of R&W with and LCA score of 1.	xxxx Resolved: File contains verification of R&W with and LCA score of 1.
V4WQVLAZVNJ	2022050372			Credit	Guidelines	Resolved	Resolved	V4WQVLAZVNJ-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The loan file is missing documentation to source the following large deposits: XXX $XXX deposit into XXX checking #XXX and XXX $XXX deposit into XXX checking #XXX.			xxxx: Resolved. Asset clarification was determined and received.	xxxx: Resolved. Asset clarification was determined and received.
V4WQVLAZVNJ	2022050372			Credit	Assets Insufficient	Resolved	Resolved	V4WQVLAZVNJ-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The borrower is short verified funds for closing and reserves. The loan file contains bank statement p. 7 and p.XXX verifying total liquid assets of $XXX. The borrower brought $XXX to closing and needed 6 months of reserves totaling $XXX for a total needed of $XXX. The borrower is short by $XXX.			xxxx: Resolved. Documents received for assets.	xxxx: Resolved. Documents received for assets.
V4WQVLAZVNJ	2022050372			Credit	Credit	Resolved	Resolved	V4WQVLAZVNJ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The final 1003 p.90 lists a gift from a relative in the amount of $XXX. There is not documentation in the loan file for the gift letter and proof of the gift transfer and receipt. The Angel Oak Guidelines Section 3.1.6 on p.12 state: Gift funds are ineligible for use.			xxxx: Resolved. A gift letter of $XXX has been provided. The gift was applied toward the purchase of XXX of funds from XXX Bank #XXX. The relationship to borrower: Aunt. XXX	xxxx: Resolved. A gift letter of $XXX has been provided. The gift was applied toward the purchase of XXX Source of funds from XXX Bank #XXX. The relationship to borrower: Aunt. XXX
SEHMGQ3B0JR	2022050373			Credit	Credit	Resolved	Resolved	SEHMGQ3B0JR-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	The loan application states the borrower is unmarried with no dependents; however, there is an explanation (p.498) that states the borrower is moving to be closer to his children. There is no child support or alimony listed on the loan application. The file does not contain the Divorce Decree or other legal document to verify if he has child support or alimony obligations that need to be include in the DTI.			xxxx: Remains. Received a copy of the credit bureau, this does not address the issues related to the child support, divorce decree identified in the finding. xxxx: remains. received an explanation from lender stating no child support reporting on CBR, still no evidence on confirmation of child support obligations. xxxx: Resolved. Received explanation from borrower stating that there is no child support agreement and children live with the borrower	xxxx: Remains. Received a copy of the credit bureau, this does not address the issues related to the child support, divorce decree identified in the finding. xxxx: remains. received an explanation from lender stating no child support reporting on CBR, still no evidence on confirmation of child support obligations. xxxx: Resolved. Received explanation from borrower stating that there is no child support agreement and children live with the borrower
CYIPCUSCZA2	2022050374			Valuation	Doc Issue	Resolved	Resolved	CYIPCUSCZA2-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The appraisal p.XXX shows the subject’s zip code as XXX while the 1003 p.XXX, Note p.26, Mortgage p.31, CD p.12 all show the zip code as XXX.			xxxx: Resolved. An updated appraisal has been provided showing the zip code is XXX.	xxxx: Resolved. An updated appraisal has been provided showing the zip code is XXX.
CYIPCUSCZA2	2022050374	Credit	Guidelines	Waived	Waived	CYIPCUSCZA2-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl W)	The loan file is missing the full 12 months of business bank statements to calculate the income for this 12-month bank statement program. The file contains XXX business checking #XXX statements forxxxx p.XXX toxxxx p.XXX and then fromxxxx p.XXX to xxxx p.XXX. The file is missing thexxxx statement for this account. Thexxxx statement for this account is on p.XXX, mixed in with the other bank statements. The loan was approved with monthly income of $XXX. Using the 11 months of statement at audit and dividing by 12 months, the monthly income is $XXX. This increases the DTI from XXX% to XXX%.	XXX% LTV is below the maximum XXX% LTV by XXX%.
XXX% DTI is XXX% below maximum DTI of XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by 74 Points.
88 months Reserves exceeds the minimum 6 months required by 82 months.
												Borrower has $XXX residual income after all expenses.		xxxx: Received approved exception allowing 11 months bank statements average over 12 months. It was found post close that March 2020 statement was provided instead of March 2021. Compensating factors noted.	xxxx: Received approved exception allowing 11 months bank statements average over 12 months. It was found post close that March 2020 statement was provided instead of March 2021. Compensating factors noted.
IPHJKT0VV24	2022050375			Valuation	ValuationWaterfall	Resolved	Resolved	IPHJKT0VV24-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per guidelines section 2.2 the appraisal review process does not apply due to the subject loan amount less than $XXX, only one full appraisal required, no issue.			xxxx Lender provided supporting desk review	xxxx Lender provided supporting desk review
BL5METGQ10C	2022050376			Credit	Credit	Resolved	Resolved	BL5METGQ10C-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the property tax verification for the investment property at XXX. The Tax p.XXX shows no tax amount for XXX.			xxxx: Resolved. Received property taxes for XXX for 2021 $XXX	xxxx: Resolved. Received property taxes for 2667 FM 982 for 2021 $XXX
BL5METGQ10C	2022050376			Credit	Credit	Resolved	Resolved	BL5METGQ10C-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file is missing the property tax verification for the investment property at XXX. The Tax p.325 shows no tax amount for XXX.			xxxx: Resolved. Received property taxes for XXX for 2021 $XXX	xxxx: Resolved. Received property taxes for 2667 FM 982 for 2021 $XXX
CMTQGLJJITK	2022050383			Credit	Credit	Resolved	Resolved	CMTQGLJJITK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the fully executed contract of sale. The counter offers are signed by all parties (p.XXX); however, the contract of sale is initialed and signed by only the buyers (p.XXX).			xxxx: Resolved. Lender provided a rebuttal stating seller is only required to sign the counter offer	xxxx: Resolved. Lender provided a rebuttal stating seller is only required to sign the counter offer
CMTQGLJJITK	2022050383			Credit	Underwriting	Resolved	Resolved	CMTQGLJJITK-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The file is missing the XXX #XXX statements from April 2021 and April 2020 to properly calculate income. They are both listed on the origination income worksheet (p.527) with figures used at origination; however, the statements are missing from the file for audit calculations. Audit used the figures from the worksheet for both months to calculate.			xxxx: resolved. Lender provided the XXX #XXX statements from April 2021 and April 2020	xxxx: resolved. Lender provided the XXX #XXX statements from April 2021 and April 2020
CMTQGLJJITK	2022050383			Credit	Credit	Waived	Waived	CMTQGLJJITK-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl W)	There was a deposit of $XXX into XXX #XXX on xxxx that is listed as a transfer from account #XXX. The loan file does not contain the statement for account #XXX to source this deposit	$XXX Reserves, XXX months is greater than 2 months required. by XXX months reserves XXX FICO is 9 points >XXX min at XXX% LTV Five years verified self employment		xxxx Acknowledged. Transfer was an online banking transfer consistent with other transfers. Funds could be removed from calculations with no adverse conditions. XXX months reserves, $XXX prior to removal. $XXX at XXX Months reserves.	xxxx Acknowledged. Transfer was an online banking transfer consistent with other transfers. Funds could be removed from calculations with no adverse conditions. XXX months reserves, $XXX prior to removal. $XXX at XXX Months reserves.
CMTQGLJJITK	2022050383			Credit	Guidelines	Waived	Waived	CMTQGLJJITK-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl W)	The loan was locked using the 24-month business bank statement program (p.802) and the loan approval reflects the program as 24M Business Bank Statements (p.824); however, the loan file contains 24 months personal bank statements.	$XXX Reserves, XXX months is greater than 2 months required. By XXX months reserves XXX FICO is 9 points >XXX min at XXX% LTV Five years verified self employment		xxxx The loan was locked using the 24-month business bank statement program (p.802) and the loan approval reflects the program as 24M Business Bank Statements (p.824); however, the loan file contains 24 months personal bank statements. Acknowledged as non material in nature with compensating factors.	xxxx The loan was locked using the 24-month business bank statement program (p.802) and the loan approval reflects the program as 24M Business Bank Statements (p.824); however, the loan file contains 24 months personal bank statements. Acknowledged as non material in nature with compensating factors.
CMTQGLJJITK	2022050383	Credit	Eligibility	Waived	Waived	CMTQGLJJITK-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	1008/1003 reflects self-employed qualifying income of $XXX/month. Origination income is not supported. Audit income is $XXX/month resulting in a DTI of XXX% which exceeds the guideline max of XXX%. Additionally, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.	xxxx: Remains. Updated bank statement calculations. DTI XXX, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.
xxxx: Acceptable Acknowledgment of exception was provided. Loan was approved by lender under guidelines that were not published at the time. File contains 1008 dated xxxx with XXX DTI with an LTV of XXX%. Loan approval dated XXX. Loan downgraded to EV2 and acknowledged with compensating factors.	xxxx: Remains. Updated bank statement calculations. DTI XXX, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.
															xxxx: Acceptable Acknowledgment of exception was provided. Loan was approved by lender under guidelines that were not published at the time. File contains 1008 dated xxxx with XXX DTI with an LTV of XXX%. Loan approval dated XXX. Loan downgraded to EV2 and acknowledged with compensating factors.
CMTQGLJJITK	2022050383	Valuation	ValuationWaterfall	Waived	Waived	CMTQGLJJITK-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl W)	xxxx Missing Third Party Valuation Product to support the appraisal value within 10% variance

											The FNMA CU score exceeds 2.5 and the loan file is missing the required secondary appraisal product to support the appraised value as required in lender guidelines section 2.4.			xxxx Resolved: File contains verification of R&W with and LCA score of 1.	xxxx Resolved: File contains verification of R&W with and LCA score of 1.
CMTQGLJJITK	2022050383	Credit	Credit	Waived	Waived	CMTQGLJJITK-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl W)	1008/1003 reflects self-employed qualifying income of $XXX/month. Origination income is not supported. Audit income is $XXX/month resulting in a DTI of XXX% which exceeds the guideline max of XXX%. Additionally, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.
xxxx:Updated bank statement calculations. DTI XXX, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.	$XXXK Reserves, XXX months is greater than 2 months required. by XXX months reserves XXX FICO is 9 points >XXX min at XXX% LTV Five years verified self employment	xxxx: Remains. Updated bank statement calculations. DTI XXX, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.
xxxx: Acceptable Acknowledgment of exception was provided. Loan was approved by lender under guidelines that were not published at the time. File contains 1008 dated xxxx with XXX DTI with an LTV of XXX%. Loan approval dated XXX. Loan downgraded to EV2 and acknowledged with compensating factors.	xxxx: Remains. Updated bank statement calculations. DTI XXX, Lender guidelines state for an LTV greater than XXX%, the maximum allowable DTI is XXX%; however, the subject closed with a DTI of XXX%.
															xxxx: Acceptable Acknowledgment of exception was provided. Loan was approved by lender under guidelines that were not published at the time. File contains 1008 dated xxxx with XXX DTI with an LTV of XXX%. Loan approval dated XXX. Loan downgraded to EV2 and acknowledged with compensating factors.
CMTQGLJJITK	2022050383			Credit	Credit	Waived	Waived	CMTQGLJJITK-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	The declarations reflect the borrower has filed Chapter 7 Bankruptcy within the last 7 years. The discharge date is XXX per the credit report. Lender matrix reflects no bankruptcy ever allowed for an LTV greater than XXX%. The subject loan is XXX% LTV; therefore, the credit guidelines have not been met.	XXX credit score less than 1% payment shock more than double guidelines reserves 5 years SE income		xxxx: Remains. Lender provided rebuttal stating they could not find the restriction of no BK ever, but it is stated in the box to the right of rate adjustment in LTV > XXX% requirements box. states credit seasoning , No BK/Fc ever and max DTI XXX%xxxx: Received exception for LTV of XXX% over XXX% guidelines with compensating factors. Lender provided documentation indicating the guidelines were in the process of being updated and lender Sr Mgmt provided exception approval for non material condition pending publication.	xxxx: Remains. Lender provided rebuttal stating they could not find the restriction of no BK ever, but it is stated in the box to the right of rate adjustment in LTV > XXX% requirements box. states credit seasoning , No BK/Fc ever and max DTI XXX%xxxx: Received exception for LTV of XXX% over XXX% guidelines with compensating factors. Lender provided documentation indicating the guidelines were in the process of being updated and lender Sr Mgmt provided exception approval for non material condition pending publication.
FWSUE1YPZCF	2022050377			Credit	Underwriting	Resolved	Resolved	FWSUE1YPZCF-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The final 1003 p.80 shows 3 different income sources for the borrower, xxxx and no income for the co-borrower, xxxx. Self-employment of $XXX, Disability of $XXX, Social Security of $XXX. The file contains 24 months of business bank statements and a Social Security award letter p.774 for the co-borrower of $XXX. The loan file is missing the documentation for the Disability income.			xxxx: Resolved. Received the 2021 Disability of $XXX	xxxx: Resolved. Received the 2021 Disability of $XXX